Commitments and Contingencies (Purchase Commitments) - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Contingencies And Commitments [Line Items]
Purchase commitments		$ 2.3
Contruction Materials For New Stores [Member]
Contingencies And Commitments [Line Items]
Purchase commitments	0.9	1.1
Distribution Center Infrastructure And Systems [Member]
Contingencies And Commitments [Line Items]
Purchase commitments		$ 1.2